SP Funds S&P 500 Sharia Industry Exclusions ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary Products - 3.9%
D.R. Horton, Inc.	13,779	$2,335,265
Deckers Outdoor Corp.(a)	7,537	901,651
Masco Corp.	10,530	772,797
Mohawk Industries, Inc.(a)	2,592	343,932
Nike, Inc. - Class B	58,900	4,557,093
PulteGroup, Inc.	9,976	1,317,032
Ralph Lauren Corp. - Class A	1,968	584,358
Tapestry, Inc.	10,375	1,056,383
Tesla, Inc.(a)	140,150	46,791,880
		58,660,391

Consumer Staple Products - 3.2%
Church & Dwight Co., Inc.	12,281	1,144,098
Clorox Co.	6,119	723,266
Colgate-Palmolive Co.	40,479	3,403,070
Estee Lauder Cos., Inc. - Class A	11,707	1,073,883
Hershey Co.	7,358	1,352,032
Kellanova	13,418	1,066,731
Kenvue, Inc.	95,983	1,987,808
Kimberly-Clark Corp.	16,535	2,135,330
McCormick & Co., Inc.	12,585	885,606
Mondelez International, Inc. - Class A	64,699	3,975,107
Monster Beverage Corp.(a)	35,074	2,188,968
PepsiCo, Inc.	68,521	10,185,647
Procter & Gamble Co.	117,173	18,400,848
		48,522,394

Financial Services - 0.2%
Equifax, Inc.	6,164	1,518,193
Fair Isaac Corp.(a)	1,166	1,774,233
		3,292,426

Health Care - 12.2%
Abbott Laboratories	86,983	11,539,165
AbbVie, Inc.	88,300	18,578,320
Agilent Technologies, Inc.	14,243	1,789,775
Align Technology, Inc.(a)	3,373	478,831
Becton Dickinson & Co.	14,315	2,762,509
Biogen, Inc.(a)	7,288	963,619
Bio-Techne Corp.	7,829	427,698
Boston Scientific Corp.(a)	73,924	7,798,982
Cardinal Health, Inc.	11,911	1,772,119

Cencora, Inc.	8,586	2,503,763
Charles River Laboratories International, Inc.(a)	2,406	392,924
Cooper Cos., Inc.(a)	9,955	670,917
Danaher Corp.	31,785	6,541,989
Dexcom, Inc.(a)	19,581	1,475,233
Edwards Lifesciences Corp.(a)	29,275	2,381,229
Eli Lilly & Co.	39,285	28,779,405
GE HealthCare Technologies, Inc.	22,852	1,684,878
Gilead Sciences, Inc.	62,154	7,021,537
Henry Schein, Inc.(a)	6,046	420,681
Hologic, Inc.(a)	11,104	745,301
IDEXX Laboratories, Inc.(a)	4,011	2,595,478
Incyte Corp.(a)	8,014	678,065
Insulet Corp.(a)	3,480	1,182,782
Intuitive Surgical, Inc.(a)	17,738	8,395,307
Johnson & Johnson	120,286	21,311,071
Labcorp Holdings, Inc.	4,167	1,158,384
McKesson Corp.	6,207	4,261,974
Medtronic PLC	64,106	5,949,678
Merck & Co., Inc.	125,527	10,559,331
Mettler-Toledo International, Inc.(a)	997	1,297,137
Regeneron Pharmaceuticals, Inc.	5,188	3,012,672
ResMed, Inc.	7,293	2,002,001
Revvity, Inc.	5,863	528,315
STERIS PLC	4,868	1,192,952
Stryker Corp.	17,175	6,722,467
Thermo Fisher Scientific, Inc.	18,832	9,278,903
Waters Corp.(a)	2,954	891,517
West Pharmaceutical Services, Inc.	3,541	874,450
Zimmer Biomet Holdings, Inc.	9,853	1,045,403
		181,666,762

Industrial Products - 3.6%
3M Co.	26,902	4,184,068
A.O. Smith Corp.	5,624	400,935
Allegion PLC	4,279	726,574
Carrier Global Corp.	39,847	2,598,024
Cummins, Inc.	6,862	2,734,095
Dover Corp.	6,840	1,223,402
Emerson Electric Co.	28,120	3,711,840
GE Vernova, Inc.	13,611	8,343,135
Generac Holdings, Inc.(a)	2,934	543,523
Hubbell, Inc.	2,663	1,147,726
IDEX Corp.	3,725	612,762
Illinois Tool Works, Inc.	13,311	3,522,756
Ingersoll Rand, Inc.	20,130	1,598,926
Johnson Controls International PLC	32,859	3,512,299
Lennox International, Inc.	1,581	881,977

Nordson Corp.	2,696	606,843
Otis Worldwide Corp.	19,703	1,701,945
Pentair PLC	8,207	882,499
Rockwell Automation, Inc.	5,609	1,926,299
TE Connectivity PLC	14,796	3,055,374
Trane Technologies PLC	11,113	4,618,563
Trimble, Inc.(a)	11,906	962,243
Veralto Corp.	12,356	1,312,084
Westinghouse Air Brake Technologies Corp.	8,520	1,648,620
Xylem, Inc.	12,142	1,718,822
		54,175,334

Industrial Services - 2.6%
C.H. Robinson Worldwide, Inc.	5,904	759,845
Cintas Corp.	17,131	3,598,024
CSX Corp.	93,891	3,052,396
Expeditors International of Washington, Inc.	6,824	822,565
Fastenal Co.	57,307	2,845,866
J.B. Hunt Transport Services, Inc.	3,913	567,346
Norfolk Southern Corp.	11,228	3,143,615
Old Dominion Freight Line, Inc.	9,280	1,401,002
Quanta Services, Inc.	7,368	2,784,809
Republic Services, Inc. - Class A	10,104	2,364,033
Rollins, Inc.	14,053	794,557
Union Pacific Corp.	29,864	6,676,694
United Parcel Service, Inc. - Class B	36,645	3,204,239
W.W. Grainger, Inc.	2,150	2,179,025
Waste Management, Inc.	18,286	4,139,767
		38,333,783

Materials - 3.0%
Air Products and Chemicals, Inc.	11,090	3,261,680
Albemarle Corp.	5,844	496,273
Avery Dennison Corp.	3,905	670,293
CF Industries Holdings, Inc.	8,078	699,797
Corteva, Inc.	34,069	2,527,579
DuPont de Nemours, Inc.	20,907	1,608,167
Ecolab, Inc.	12,569	3,482,116
Freeport-McMoRan, Inc.	71,796	3,187,742
Linde PLC	23,515	11,246,989
Martin Marietta Materials, Inc.	2,991	1,843,652
Newmont Corp.	55,616	4,137,830
Nucor Corp.	11,534	1,715,452
Packaging Corp. of America	4,444	968,614
PPG Industries, Inc.	11,302	1,257,122
Sherwin-Williams Co.	11,525	4,216,191
Steel Dynamics, Inc.	6,886	901,515

Vulcan Materials Co.	6,594	1,919,909
		44,140,921

Media - 5.9%
Alphabet, Inc. - Class A	290,912	61,938,074
Booking Holdings, Inc.	1,610	9,014,470
DoorDash, Inc. - Class A(a)	17,115	4,197,454
GoDaddy, Inc. - Class A(a)	7,096	1,052,408
Trade Desk, Inc. - Class A(a)	22,379	1,223,236
Uber Technologies, Inc.(a)	104,491	9,796,031
VeriSign, Inc.	4,027	1,100,861
		88,322,534

Oil & Gas - 2.9%
Baker Hughes Co.	49,482	2,246,483
ConocoPhillips	63,086	6,243,621
Coterra Energy, Inc.	38,112	931,457
Devon Energy Corp.	32,093	1,158,557
EOG Resources, Inc.	27,263	3,402,968
Exxon Mobil Corp.	215,428	24,621,266
Halliburton Co.	42,939	976,004
Schlumberger NV	74,996	2,762,853
Texas Pacific Land Corp.	905	844,799
		43,188,008

Real Estate - 1.3%
AvalonBay Communities, Inc. - REIT	7,082	1,387,010
Camden Property Trust - REIT	5,330	596,853
Equinix, Inc. - REIT	4,847	3,810,663
Equity Residential - REIT	17,080	1,129,329
Mid-America Apartment Communities, Inc. - REIT	5,824	849,256
Prologis, Inc. - REIT	46,379	5,277,003
Welltower, Inc. - REIT	31,039	5,223,243
Weyerhaeuser Co. - REIT	36,244	937,632
		19,210,989

Renewable Energy - 0.1%
First Solar, Inc.(a)	5,349	1,044,071

Retail & Wholesale - Discretionary - 3.8%
AutoZone, Inc.(a)	804	3,375,618
Best Buy Co., Inc.	9,605	707,312
Builders FirstSource, Inc.(a)	5,505	763,433
Copart, Inc.(a)	43,935	2,144,467
eBay, Inc.	23,044	2,088,017
Genuine Parts Co.	6,920	964,164
Home Depot, Inc.	49,651	20,196,537
Lowe's Cos., Inc.	27,934	7,208,648

Lululemon Athletica, Inc.(a)	5,506	1,113,313
O'Reilly Automotive, Inc.(a)	42,707	4,427,862
Pool Corp.	1,850	574,814
Ross Stores, Inc.	16,394	2,412,541
TJX Cos., Inc.	55,782	7,620,379
Tractor Supply Co.	26,468	1,634,664
Ulta Beauty, Inc.(a)	2,218	1,092,875
Williams-Sonoma, Inc.	6,104	1,148,712
		57,473,356

Retail & Wholesale - Staples - 0.3%
Archer-Daniels-Midland Co.	23,978	1,501,982
Target Corp.	22,675	2,176,346
		3,678,328

Software & Tech Services - 19.0%
Accenture PLC - Class A	31,275	8,130,562
Adobe, Inc.(a)	21,273	7,588,079
Akamai Technologies, Inc.(a)	7,273	575,513
Autodesk, Inc.(a)	10,672	3,358,478
Cadence Design Systems, Inc.(a)	13,616	4,771,455
CDW Corp.	6,574	1,083,132
Cognizant Technology Solutions Corp. - Class A	24,634	1,779,807
Crowdstrike Holdings, Inc. - Class A(a)	12,414	5,259,812
EPAM Systems, Inc.(a)	2,819	497,159
Fortinet, Inc.(a)	31,715	2,498,191
Gartner, Inc.(a)	3,847	966,328
Microsoft Corp.	371,522	188,246,482
Oracle Corp.	81,280	18,379,846
Palo Alto Networks, Inc.(a)	33,052	6,297,067
PTC, Inc.(a)	5,962	1,272,887
Roper Technologies, Inc.	5,362	2,822,074
Salesforce, Inc.	47,942	12,285,138
ServiceNow, Inc.(a)	10,342	9,488,371
Synopsys, Inc.(a)	9,230	5,570,490
Tyler Technologies, Inc.(a)	2,122	1,194,431
Workday, Inc. - Class A(a)	10,809	2,494,933
		284,560,235

Tech Hardware & Semiconductors - 37.4%(b)
Advanced Micro Devices, Inc.(a)	81,031	13,178,072
Analog Devices, Inc.	24,779	6,227,211
Apple, Inc.	746,693	173,337,313
Applied Materials, Inc.	40,575	6,522,837
Arista Networks, Inc.(a)	51,467	7,027,819
Broadcom, Inc.	235,047	69,900,627
Cisco Systems, Inc.	198,862	13,739,376
Corning, Inc.	38,525	2,582,331

F5, Inc.(a)	2,856	894,328
Garmin Ltd.	7,699	1,861,772
Jabil, Inc.	5,354	1,096,660
KLA Corp.	6,600	5,755,200
Lam Research Corp.	63,944	6,403,992
Microchip Technology, Inc.	26,893	1,748,045
Micron Technology, Inc.	55,825	6,643,733
Monolithic Power Systems, Inc.	2,348	1,962,364
NetApp, Inc.	10,118	1,141,209
NVIDIA Corp.	1,219,105	212,343,709
NXP Semiconductors NV	12,583	2,955,118
ON Semiconductor Corp.(a)	20,887	1,035,786
QUALCOMM, Inc.	54,802	8,808,325
Seagate Technology Holdings PLC	10,590	1,772,766
Skyworks Solutions, Inc.	7,459	558,977
Super Micro Computer, Inc.(a)	25,654	1,065,667
Teradyne, Inc.	8,002	946,156
Texas Instruments, Inc.	45,392	9,190,972
Zebra Technologies Corp.(a)	2,489	789,237
		559,489,602

Utilities - 0.3%
Constellation Energy Corp.	15,652	4,820,503
TOTAL COMMON STOCKS (Cost $1,201,003,940)		1,490,579,637

CONTINGENT VALUE RIGHTS – 0.0%(c)
Health Care – 0.0%(c)
ABIOMED, Inc.(a)(d)	405	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $-)		—

TOTAL INVESTMENTS - 99.7% (Cost $1,201,003,940)		1,490,579,637
Other Assets in Excess of Liabilities - 0.3%		5,208,017
TOTAL NET ASSETS - 100.0%		$1,495,787,654

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.